Asset Purchase Agreement (Details Narrative) - Legend Nutrition, Inc [Member] - Asset Purchase Agreement [Member] - Mr. Morales [Member] - USD ($)		12 Months Ended
	Oct. 18, 2019	Dec. 31, 2021
Promissory note	$ 75,000
Interest rate	5.00%
Maturity date, description	maturity date of one year
Impairment of property and equipment		$ 16,303
Impairment of goodwill		$ 29,689